Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration [abstract]
Audit	£ 20.6	£ 27.7	£ 28.3
Audit-related and other assurance services	6.3	4.0	1.6
Total audit services, audit-related and other assurance services	26.9	31.7	29.9
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.2
GSK PLC [member]
Auditor's remuneration [abstract]
Audit	10.9	13.2	13.8
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	£ 9.7	£ 14.5	£ 14.5